Long-term Investment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term Investment
Changes in fair value of long-term investments	$ 14	$ (7,791)	$ (9,493)
Impairment loss		$ 15,537
Investment and recorded a gain	$ 451